Formation Transactions and Initial Public Offering - Additional Information (Detail) - USD ($)						1 Months Ended				9 Months Ended	12 Months Ended
		Jun. 02, 2015	Jul. 24, 2014	Jul. 14, 2014	Jun. 27, 2014	Jun. 30, 2015	Jul. 31, 2014	Jun. 30, 2014	Apr. 30, 2013	Dec. 31, 2013	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Securities Financing Transaction [Line Items]
Percentage of contribution to subsidiary											100.00%
Increase in cash the partnership distributed in excess per unit									$ 0.43125
Percentage of partnership interest held by General Partner		2.00%			2.00%						2.00%		2.00%
Percentage of ownership interest									49.00%
Common units sold pursuant to the full exercise of the underwriters			490,000	150,000
Net proceeds upon IPO											$ 116,924,000	[1]	$ 147,023,000	[1]	$ 168,313,000	[2]
Cash distribution	[2]														$ 21,954,000
Revolving credit facility, outstanding											20,000,000
IPO [Member]
Securities Financing Transaction [Line Items]
Common units sold and issued									8,567,500
Common unit, per share amount									$ 21.00
Gross proceeds upon IPO									$ 179,900,000		$ 179,900,000
Common units sold pursuant to the full exercise of the underwriters									1,117,500		1,117,500
Net proceeds upon IPO									$ 160,700,000
Repayment of outstanding debt									118,900,000
One-time entrance tax									$ 3,000,000
General Partner Unit [Member]
Securities Financing Transaction [Line Items]
Number of general partner units issued to the General Partner									349,694
Percentage of partnership interest held by General Partner									2.00%
Common units sold and issued						102,041	13,062	93,877
General Partner Unit [Member] | IPO [Member]
Securities Financing Transaction [Line Items]
Percentage of partnership interest held by General Partner											2.00%
KNOT Offshore Partners UK LLC [Member]
Securities Financing Transaction [Line Items]
Percentage of contribution to subsidiary									100.00%
KNOT [Member]
Securities Financing Transaction [Line Items]
Number of subordinated units issued									8,567,500
Cash distribution										$ 20,000	$ 2,100,000		$ 600,000
KNOT [Member] | IPO [Member]
Securities Financing Transaction [Line Items]
Cash distribution									$ 21,950,000
Partnership [Member]
Securities Financing Transaction [Line Items]
Percentage of limited partner interest									49.00%
Incentive Distribution Rights [Member]
Securities Financing Transaction [Line Items]
Percentage of limited partner interest									100.00%

[1]	2015 and 2014 refers to the Consolidated Statements of Cash Flows
[2]	2013 refers to the Consolidated and Combined Carve-Out Statement of Cash Flows